Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain company financial metrics. For further information concerning our pay-for-performance philosophy and how we align executive compensation with Company financial performance, refer to “Compensation Discussion and Analysis” above.

The following table provides information showing the relationship during fiscal 2020, 2021, 2022 and 2023 between (1) compensation “actually paid” (“CAP” as defined by the SEC rule and further described below) to (a) each person serving as our principal executive officer (“PEO”) and (b) our non-PEO NEOs, on an average basis, and (2) the Company’s financial performance based on Total Shareholder Return (“TSR”) and Net Income, and the Company-selected metric Revenue. Information in this section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, except as we may specifically do so by reference to this section.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Former PEO(1) ($)	Compensation Actually Paid to Former PEO(2) ($)	Summary Compensation Table Total for Current PEO(3) ($)	Compensation Actually Paid to Current PEO(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(5) ($)	Average Compensation Actually Paid to Non-PEO NEOs(6) ($)	Total Share- holder Return(7) ($)	Peer Group Total Share- holder Return(7)(8) ($)	Net Income ($M)	Revenue ($M)(9)
2023	N/A	N/A	7,890,857	13,246,252	2,908,481	4,183,733	74.27	172.31	171	1,780
2022*	5,432,772	(5,857,591)	5,164,747	3,139,666	1,902,297	974,991	43.86	143.38	71	1,662
2021*	6,150,602	1,948,362	N/A	N/A	1,775,991	868,992	77.29	158.54	128	1,602
2020*	5,265,975	6,799,672	N/A	N/A	1,531,303	1,875,859	105.88	126.35	112	1,474
*	The Company determined that its calculation of CAP for fiscal years 2022, 2021 and 2020, as disclosed in its 2023 proxy statement, reflected certain errors related to the valuation of previously granted equity awards. The Company has updated its CAP calculation for such years in this proxy statement to correct such errors.

(1)	The Former PEO is Rexford Tibbens. Mr. Tibbens served as our CEO during fiscal 2020, fiscal 2021 and fiscal 2022 until June 1, 2022. The dollar amounts reported in this column represent the total amounts reported for Mr. Tibbens for each corresponding year in the “Total” column of the “Summary Compensation Table” previously reported in our 2023 Proxy Statement.

(2)	The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 9 to our financial statements for the fiscal year ended December 31, 2023 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 28, 2024. The assumptions used were not materially changed from those described in Note 9 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the compensation actually paid to Mr. Tibbens during fiscal 2020, fiscal 2021 and fiscal 2022:

Mr. Tibbens.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts previously reported for Mr. Tibbens in the “Summary Compensation Table.” Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Tibbens during each applicable year.

Description	2020 ($)	2021 ($)	2022 ($)	2023 ($)
Change in Pension Value Deduction			—	—
Pension Service Cost Addition			—	—
Prior Pension Service Cost Addition			—	—
Stock and Option Awards Adjustment(a)	1,533,697	(4,202,240)	(11,290,363)	—
(a)	For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:

Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	—	—	—	—	—	—	—	—
2022	(4,999,982)	—	—	—	(557,596)	(5,732,785)	—	(11,290,363)
2021	(4,559,972)	2,286,850	(2,109,717)	—	180,598	—	—	(4,202,240)
2020	(3,800,000)	5,750,296	64,051	—	(480,651)	—	—	1,533,697
* Sums may not add up due to rounding.

(3)	The Current PEO is William Cobb. Mr. Cobb has served as our CEO since June 1, 2022. The dollar amounts reported in this column represent the total amounts reported for Mr. Cobb for fiscal 2022 and 2023 in the “Total” column of the “Summary Compensation Table” of this Proxy Statement.
(4)	The fair value of each PSO award that remained subject to both service- and market-based vesting conditions as of the relevant valuation date was estimated in accordance with FASB ASC Topic 718 using a Monte-Carlo pricing model, and the fair value of each PSO award that remained subject only to service-based vesting conditions as of the valuation date was estimated in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes pricing model, and the key input variables (assumptions), each as described in Note 9 to our financial statements for the fiscal year ended December 31, 2023 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 28, 2024. The assumptions used were not materially changed from those described in Note 9 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the compensation actually paid to Mr. Cobb:

Mr. Cobb.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Cobb in the “Summary Compensation Table.” Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Cobb during each applicable year.

Description	2022 ($)	2023 ($)
Change in Pension Value Deduction	—	—
Pension Service Cost Addition	—	—
Prior Pension Service Cost Addition	—	—
Stock and Option Awards Adjustment(a)	(2,025,081)	5,355,395
(a)	For each applicable year, the amounts added or deducted in calculated stock and performance option award adjustments include:

Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	(5,500,007)	8,465,549	1,600,526	—	789,327	—	—	5,355,395
2022	(4,242,957)	1,967,868	—	250,008	—	—	—	(2,025,081)

(5)	The Non-PEO NEOs for 2023 are Jessica Ross and Jeffrey Fiarman, for 2022 are Jessica Ross, Brian Turcotte and Jeffrey Fiarman and for 2021 and 2020 are Brian Turcotte and Jeffrey Fiarman. The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO NEOs for each corresponding year in the “Total” column of the “Summary Compensation Table” of this Proxy Statement (for Ms. Ross and Mr. Fiarman) and the 2023 Proxy Statement (for Mr. Turcotte).

(6)	The fair value of each PSO award that remained subject to both service- and market-based vesting conditions as of the relevant valuation date was estimated in accordance with FASB ASC Topic 718 using a Monte-Carlo pricing model, and the fair value of each PSO award that remained subject only to service-based vesting conditions as of the valuation date was estimated in accordance with FASB ASC Topic 718 using a Black-Scholes pricing model and the key input variables (assumptions), each as described in Note 9 to our financial statements for the fiscal year ended December 31, 2023 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 28, 2024. The assumptions used were not materially changed from those described in Note 9 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the Non-PEO NEOs:

Non-PEO NEOs.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for our non-PEO NEOs the following adjustments were made to the amounts reported in the “Summary Compensation Table.” Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other NEOs as a group for each applicable year.

Description	2020 ($)	2021 ($)	2022 ($)	2023 ($)
Change in Pension Value Deduction	—	—	—	—
Pension Service Cost Addition	—	—	—	—
Prior Pension Service Cost Addition	—	—	—	—
Stock and Option Awards Adjustment(a)	344,557	(906,999)	(927,307)	1,275,252
(a)	For each applicable year, the amounts added or deducted in calculated stock and option award adjustments include:

Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments *($)
2023	(1,600,010)	2,462,715	307,125	—	105,423	—	—	1,275,252
2022	(1,128,281)	563,447	(257,189)	—	(105,284)	—	—	(927,307)
2021	(1,012,451)	507,767	(420,577)	—	18,261	—	—	(906,999)
2020	(810,000)	1,225,673	27,544	—	(98,661)	—	—	344,557
* Sums may not add up due to rounding.

(7)	TSR is calculated assuming an investment of $100 at market close on December 31, 2019 through and including the end of the fiscal year for each year reported in the table as required by the rule.
(8)	For purposes of this disclosure, the Company used the S&P 500 Professional and Commercial Services Industry Group Index (the “Index”) as its peer group, consistent with the prior year.
(9)	For purposes of Item 402(v) of Regulation S-K, we have identified Revenue as our Company Selected Metric. Although Revenue is one important financial performance measure, among others, that the Compensation Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Compensation Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive compensation actually paid to Company performance.

Company Selected Measure Name		Revenue
Named Executive Officers, Footnote [Text Block]

(1)	The Former PEO is Rexford Tibbens. Mr. Tibbens served as our CEO during fiscal 2020, fiscal 2021 and fiscal 2022 until June 1, 2022. The dollar amounts reported in this column represent the total amounts reported for Mr. Tibbens for each corresponding year in the “Total” column of the “Summary Compensation Table” previously reported in our 2023 Proxy Statement.

(5)	The Non-PEO NEOs for 2023 are Jessica Ross and Jeffrey Fiarman, for 2022 are Jessica Ross, Brian Turcotte and Jeffrey Fiarman and for 2021 and 2020 are Brian Turcotte and Jeffrey Fiarman. The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO NEOs for each corresponding year in the “Total” column of the “Summary Compensation Table” of this Proxy Statement (for Ms. Ross and Mr. Fiarman) and the 2023 Proxy Statement (for Mr. Turcotte).

Peer Group Issuers, Footnote [Text Block]		For purposes of this disclosure, the Company used the S&P 500 Professional and Commercial Services Industry Group Index (the “Index”) as its peer group, consistent with the prior year.
Adjustment To PEO Compensation, Footnote [Text Block]

Mr. Tibbens.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts previously reported for Mr. Tibbens in the “Summary Compensation Table.” Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Tibbens during each applicable year.

Description	2020 ($)	2021 ($)	2022 ($)	2023 ($)
Change in Pension Value Deduction			—	—
Pension Service Cost Addition			—	—
Prior Pension Service Cost Addition			—	—
Stock and Option Awards Adjustment(a)	1,533,697	(4,202,240)	(11,290,363)	—
(a)	For each covered year, the amounts added or deducted in calculated stock and option award adjustments include:

Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	—	—	—	—	—	—	—	—
2022	(4,999,982)	—	—	—	(557,596)	(5,732,785)	—	(11,290,363)
2021	(4,559,972)	2,286,850	(2,109,717)	—	180,598	—	—	(4,202,240)
2020	(3,800,000)	5,750,296	64,051	—	(480,651)	—	—	1,533,697
* Sums may not add up due to rounding.

Mr. Cobb.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Cobb in the “Summary Compensation Table.” Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Cobb during each applicable year.

Description	2022 ($)	2023 ($)
Change in Pension Value Deduction	—	—
Pension Service Cost Addition	—	—
Prior Pension Service Cost Addition	—	—
Stock and Option Awards Adjustment(a)	(2,025,081)	5,355,395
(a)	For each applicable year, the amounts added or deducted in calculated stock and performance option award adjustments include:

Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	(5,500,007)	8,465,549	1,600,526	—	789,327	—	—	5,355,395
2022	(4,242,957)	1,967,868	—	250,008	—	—	—	(2,025,081)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,908,481	$ 1,902,297	[2]	$ 1,775,991	[2]	$ 1,531,303	[2]
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 4,183,733	974,991	[2]	868,992	[2]	1,875,859	[2]
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEOs.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for our non-PEO NEOs the following adjustments were made to the amounts reported in the “Summary Compensation Table.” Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other NEOs as a group for each applicable year.

Description	2020 ($)	2021 ($)	2022 ($)	2023 ($)
Change in Pension Value Deduction	—	—	—	—
Pension Service Cost Addition	—	—	—	—
Prior Pension Service Cost Addition	—	—	—	—
Stock and Option Awards Adjustment(a)	344,557	(906,999)	(927,307)	1,275,252
(a)	For each applicable year, the amounts added or deducted in calculated stock and option award adjustments include:

Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments *($)
2023	(1,600,010)	2,462,715	307,125	—	105,423	—	—	1,275,252
2022	(1,128,281)	563,447	(257,189)	—	(105,284)	—	—	(927,307)
2021	(1,012,451)	507,767	(420,577)	—	18,261	—	—	(906,999)
2020	(810,000)	1,225,673	27,544	—	(98,661)	—	—	344,557
* Sums may not add up due to rounding.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2023 to Company Performance

SEC rules require that we disclose the most important financial performance measures that the Company uses to link compensation actually paid to our NEOs for 2023 to Company performance. These measures are as follows:

Financial Measures Linking Compensation to Performance
Revenue
Adjusted EBITDA
Stock Price

Total Shareholder Return Amount	[4]	$ 74.27	43.86	[2]	77.29	[2]	105.88	[2]
Peer Group Total Shareholder Return Amount	[4],[5]	172.31	143.38	[2]	158.54	[2]	126.35	[2]
Net Income (Loss) Attributable to Parent		$ 171,000,000	$ 71,000,000	[2]	$ 128,000,000	[2]	$ 112,000,000	[2]
Company Selected Measure Amount	[6]	1,780,000,000	1,662,000,000	[2]	1,602,000,000	[2]	1,474,000,000	[2]
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Stock Price
Non-PEO NEO [Member] | Change in Pension Value Deduction
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Pension Service Cost Addition
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Prior Pension Service Cost Addition
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Stock and Option Awards Adjustment
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	$ 1,275,252	$ (927,307)		$ (906,999)		344,557
Non-PEO NEO [Member] | Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,600,010)	(1,128,281)		(1,012,451)		(810,000)
Non-PEO NEO [Member] | Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		105,423	(105,284)		18,261		(98,661)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year-End Fair Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,462,715	563,447		507,767		1,225,673
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		307,125	(257,189)		(420,577)		27,544
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Cobb
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[8]	7,890,857	5,164,747	[2]
PEO Actually Paid Compensation Amount	[9]	$ 13,246,252	$ 3,139,666	[2]
PEO Name		Mr. Cobb	Mr. Cobb
Mr. Cobb | PEO [Member] | Pension Service Cost Addition
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Cobb | PEO [Member] | Prior Pension Service Cost Addition
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Cobb | PEO [Member] | Stock and Option Awards Adjustment
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	5,355,395	$ (2,025,081)
Mr. Cobb | PEO [Member] | Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,500,007)	(4,242,957)
Mr. Cobb | PEO [Member] | Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		789,327
Mr. Cobb | PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Cobb | PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Cobb | PEO [Member] | Year-End Fair Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,465,549	1,967,868
Mr. Cobb | PEO [Member] | Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,600,526
Mr. Cobb | PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			250,008
Mr. Tibbens
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2],[11]		5,432,772		6,150,602		5,265,975
PEO Actually Paid Compensation Amount	[2],[12]		$ (5,857,591)		$ 1,948,362		$ 6,799,672
PEO Name			Mr. Tibbens		Mr. Tibbens		Mr. Tibbens
Mr. Tibbens | PEO [Member] | Change in Pension Value Deduction
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Tibbens | PEO [Member] | Pension Service Cost Addition
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Tibbens | PEO [Member] | Prior Pension Service Cost Addition
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Tibbens | PEO [Member] | Stock and Option Awards Adjustment
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]		(11,290,363)		$ (4,202,240)		$ 1,533,697
Mr. Tibbens | PEO [Member] | Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,999,982)		(4,559,972)		(3,800,000)
Mr. Tibbens | PEO [Member] | Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(557,596)		180,598		(480,651)
Mr. Tibbens | PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,732,785)
Mr. Tibbens | PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Tibbens | PEO [Member] | Year-End Fair Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,286,850		5,750,296
Mr. Tibbens | PEO [Member] | Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(2,109,717)		$ 64,051
Mr. Tibbens | PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The Non-PEO NEOs for 2023 are Jessica Ross and Jeffrey Fiarman, for 2022 are Jessica Ross, Brian Turcotte and Jeffrey Fiarman and for 2021 and 2020 are Brian Turcotte and Jeffrey Fiarman. The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO NEOs for each corresponding year in the “Total” column of the “” of this Proxy Statement (for Ms. Ross and Mr. Fiarman) and the 2023 Proxy Statement (for Mr. Turcotte).
[2]	The Company determined that its calculation of CAP for fiscal years 2022, 2021 and 2020, as disclosed in its 2023 proxy statement, reflected certain errors related to the valuation of previously granted equity awards. The Company has updated its CAP calculation for such years in this proxy statement to correct such errors.
[3]	The fair value of each PSO award that remained subject to both service- and market-based vesting conditions as of the relevant valuation date was estimated in accordance with FASB ASC Topic 718 using a Monte-Carlo pricing model, and the fair value of each PSO award that remained subject only to service-based vesting conditions as of the valuation date was estimated in accordance with FASB ASC Topic 718 using a Black-Scholes pricing model and the key input variables (assumptions), each as described in Note 9 to our financial statements for the fiscal year ended December 31, 2023 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 28, 2024. The assumptions used were not materially changed from those described in Note 9 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the Non-PEO NEOs:
[4]	TSR is calculated assuming an investment of $100 at market close on December 31, 2019 through and including the end of the fiscal year for each year reported in the table as required by the rule.
[5]	For purposes of this disclosure, the Company used the S&P 500 Professional and Commercial Services Industry Group Index (the “Index”) as its peer group, consistent with the prior year.
[6]	For purposes of Item 402(v) of Regulation S-K, we have identified Revenue as our Company Selected Metric. Although Revenue is one important financial performance measure, among others, that the Compensation Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Compensation Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive compensation actually paid to Company performance.
[7]	For each applicable year, the amounts added or deducted in calculated stock and option award adjustments include:
[8]	The Current PEO is William Cobb. Mr. Cobb has served as our CEO since June 1, 2022. The dollar amounts reported in this column represent the total amounts reported for Mr. Cobb for fiscal 2022 and 2023 in the “Total” column of the “” of this Proxy Statement.
[9]	The fair value of each PSO award that remained subject to both service- and market-based vesting conditions as of the relevant valuation date was estimated in accordance with FASB ASC Topic 718 using a Monte-Carlo pricing model, and the fair value of each PSO award that remained subject only to service-based vesting conditions as of the valuation date was estimated in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes pricing model, and the key input variables (assumptions), each as described in Note 9 to our financial statements for the fiscal year ended December 31, 2023 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 28, 2024. The assumptions used were not materially changed from those described in Note 9 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the compensation actually paid to Mr. Cobb:
[10]	For each applicable year, the amounts added or deducted in calculated stock and performance option award adjustments include:
[11]	The Former PEO is Rexford Tibbens. Mr. Tibbens served as our CEO during fiscal 2020, fiscal 2021 and fiscal 2022 until June 1, 2022. The dollar amounts reported in this column represent the total amounts reported for Mr. Tibbens for each corresponding year in the “Total” column of the “” previously reported in our 2023 Proxy Statement.
[12]	The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 9 to our financial statements for the fiscal year ended December 31, 2023 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 28, 2024. The assumptions used were not materially changed from those described in Note 9 but were updated at each valuation date to reflect the then-current value of each variable. The fair value of PSUs was estimated at each valuation date using the market price of our Common Stock on the relevant valuation date and an adjustment to reflect actual performance in any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period. The following are the details for the compensation actually paid to Mr. Tibbens during fiscal 2020, fiscal 2021 and fiscal 2022:
[13]	For each covered year, the amounts added or deducted in calculated stock and option award adjustments include: